Income Taxes - Components of Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 15,103
Research and development credits	20,114	$ 13,072
Capitalized expenses	3,280	3,254
Accrued expenses and other	1,771	2,560
Deferred revenue	339	35,255
Deferred tax asset subtotal	40,607	54,141
Less: Valuation allowance	(40,211)	(53,264)
Deferred tax assets after valuation allowance	396	877
Depreciation	(396)	(877)
Net deferred tax assets	$ 0	$ 0